Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments [Abstract]
Equity Method Investments
8.	EQUITY METHOD INVESTMENTS

	As of December 31,
	2010	2011
Investee
95190	4,392	4,181
PDAger	710	—
Beijing GoldenTom Information Technology Co.Ltd	—	261

Total	5,102	4,442

On November 18, 2007, the Group acquired 20% of the equity of PDAger, a PRC-based company providing mobile location based services, for cash consideration of $685 which was paid in 2007. Since the Group has the ability to exercise significant influence over the operating and financial policies of PDAger, the Group uses the equity method of accounting to record its investment in PDAger before the Group's acquisition of additional interests of PDAger in March 2011. The Group's share of the net income/(loss) of PDAger were $109, $(36) and $19 for the years ended December 31, 2009, 2010 and 2011, respectively. On March 10, 2011, the Group acquired the remaining 80% equity interest in PDAger, including certain technology platform, from the shareholders of PDAger with cash consideration of $8,291 as discussed in note 3 "Business Combinations". After the acquisition, PDAger became 100% held subsidiary of the Group.

On January 1, 2009, the Group completed the acquisition of 22% equity of Beijing 95190 Information Technology Co., Ltd. ("95190"), which operates a call center to provide online driving directions, safety driving information and emergency rescue to automobile drivers and passengers in the PRC, for a cash consideration of $4,397, of which $733 was prepaid in late 2008 and the remaining was paid in 2009. Since the Group has the ability to exercise significant influence over the operating and financial policies of 95190, the Group uses the equity method of accounting to record its investment in 95190. Starting from January 1, 2010, pursuant to the financial performance based equity adjustment term in the original purchase agreement, the percentage of the Group's shareholding in 95190 was adjusted upwards to 24.96%. On February 17, 2011, 95190's shareholders, including the Group, made a pro rata transfer of their shares to a shareholder of 95190 for free of charge. As a result, the Group's shareholding in 95190 was reduced to 24.21% from 24.96% and accordingly, the Group recognizes the share of net loss of equity method investment of 95190 based on 24.21% starting from February 17, 2011. The Group's share of the net income/(loss) of 95190 were $47 and $(202) and $(425) for the years ended December 31, 2009, 2010 and 2011, respectively.

On October 28, 2011, AutoNavi Software and TomTom Global Content B.V.("TomTom Global") established a joint venture of Beijing GoldenTom Information Technology Co., Ltd ("GoldenTom") to provide digital map databases and traffic information in China. AutoNavi Software and TomTom Global contributed capital of $510 and $490, and accordingly hold 51% and 49% equity interests of GoldenTom, respectively. The Company does not have the ability to control over GoldenTom since according to the investment agreement, the significant decisions to be made in ordinary course of business shall be agreed by all board members unanimously who are from both AutoNavi Software and TomTom Global. AutoNavi and TomTom Global share the control over the significant activities of GoldenTom who acts as a distribution channel of the products of AutoNavi and TomTom Global. As a result, the investment in GoldenTom is accounted for as an equity method investment. The Group's share of the net loss of GoldenTom was $(247) for the year ended December 31, 2011.